NET (LOSS) / INCOME PER SHARE	12 Months Ended
Feb. 28, 2025
NET (LOSS) / INCOME PER SHARE
NET (LOSS) / INCOME PER SHARE

15.         NET (LOSS) / INCOME PER SHARE

	For the year ended	For the year ended	For the year ended
	February 28,	February 29,	February 28,
	2023	2024	2025
Numerator:
Net (loss) / income attributable to TAL Education Group’s shareholders
Basic and diluted	$(135,612)	$(3,573)	$84,591

Denominator:
Weighted average shares outstanding - basic	212,575,277	203,304,744	201,963,823
Effect of dilutive securities:
Dilutive effect of non-vested shares and options (i)	—	—	3,258,930
Weighted average shares outstanding - diluted	212,575,277	203,304,744	205,222,753

Net (loss) / income per common share attributable to TAL Education Group’s shareholders-basic (ii)	$(0.64)	$(0.02)	$0.42
Net (loss) / income per common share attributable to TAL Education Group’s shareholders-diluted	$(0.64)	$(0.02)	$0.41
(i)	For the years ended February 28, 2023, February 29, 2024 and February 28, 2025, 8,805,748, 7,171,273 and 1,085,757 non-vested shares and share options were excluded from the calculation, respectively, as their effect was anti-dilutive.
(ii)	The Company’s common shares are divided into Class A and Class B common shares. Holders of Class A and Class B common shares have the same dividend rights. Therefore, the Company does not present net (loss) / income per share for each separate class.